Label	Element	Value
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Passport Overseas Equity Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Passport Overseas Equity Portfolio (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class IR shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem Class IR shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Adviser actively selects among developed and emerging countries applying its investment process to determine a country’s future economic growth and equity return potential. The Adviser’s approach combines a top-down country process with sector allocation and bottom-up stock selection. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of issuers located outside of the United States. This policy may be changed without shareholder approval; however, you would be notified upon 60 days’ notice in writing of any changes.
The Adviser analyzes the global economic environment and each country’s fundamentals  and actively allocate the Fund’s assets among countries and sectors located throughout the world (the investment universe is developed markets, including the United States, and emerging markets, including frontier markets). Investment decisions may be implemented through sector, industry and stock-specific allocations within and across markets that best capture the top-down view. Country and sector weightings are based on relative economic, political and social fundamentals, stock valuations and investor sentiment and are a function of the Adviser’s conviction levels, the size of the economy and liquidity. The investment process considers analysis of sustainability with respect to financial strength, environmental and social factors and governance (also referred to as ESG).
Investments are  based on fundamental analysis in an effort to identify those equities that stand to benefit most from the Adviser’s current and prospective macro views and that are likely to experience attractive earnings growth prospects as a result of exposure and gearing to those top-down conditions. Investment decisions are implemented by equity positions in sectors,  industries, customized baskets and/or individual stocks. The equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Adviser generally considers selling a portfolio holding when they determine that the position no longer satisfies their investment criteria.
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference (“CFDs”) and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class IR shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of an index intended to measure broad market performance. The Fund changed its name from Active International Allocation Portfolio to Passport Overseas Equity Portfolio effective May 31, 2023. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-869-6397.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class IR shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of an index intended to measure broad market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-869-6397
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund’s other classes will vary from Class IR shares’ returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

High Quarter	12/31/20	22.26%
Low Quarter	03/31/20	-21.66%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the calendar periods ended December 31, 2023)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes  will vary from Class IR shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Passport Overseas Equity Portfolio) | Equity Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political conditions and public health conditions.  During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities may be subject to heightened risks.

The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Passport Overseas Equity Portfolio) | Convertible Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Passport Overseas Equity Portfolio) | Foreign and Emerging Market Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political (including geopolitical), economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing  interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, negatively impact the value or liquidity of  the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Passport Overseas Equity Portfolio) | Variable Interest Entities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Variable Interest Entities. Chinese operating companies sometimes rely on variable interest entity (“VIE”) structures to raise capital from non-Chinese investors because of Chinese government limitations or prohibitions on direct foreign ownership in certain industries. In a VIE structure, a series of contractual arrangements are entered into between a holding company domiciled outside of China and a Chinese operating company or companies, which are intended to mimic direct ownership in the operating company, but in many cases these arrangements have not been tested in court and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. The offshore holding company, which is not a Chinese operating company, then issues exchange-traded shares that are sold to the public, including non-Chinese investors (such as the Fund). Shares of the offshore entity purchased by the Fund would not be equity ownership interests in the Chinese operating company and the Fund’s interest would be subject to legal, operational and other risks associated with the company’s use of the VIE structure. For example, at any time the Chinese government could determine that the contractual arrangements constituting part of the VIE structure are unenforceable or do not comply with applicable law or regulations, these laws or regulations could change or be interpreted differently in the future, and the Chinese government may with no advance notice otherwise intervene in or exert influence over VIE structures or the related Chinese operating companies. If any of these or similar risks or developments materialize, the Fund’s investment in the offshore entity may suddenly and significantly decline in value or become worthless because of, among other things, difficulty enforcing (or the inability to enforce) the contractual arrangements or materially adverse effects on the Chinese operating company’s performance. In these circumstances, the Fund could experience significant losses with no recourse available. From time to time, the Fund’s investments in U.S.-listed shell companies relying on VIE structures to consolidate China-based operations could be significant.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Passport Overseas Equity Portfolio) | Liquidity [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Passport Overseas Equity Portfolio) | Derivatives [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivatives transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Passport Overseas Equity Portfolio) | Market and Geopolitical Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Passport Overseas Equity Portfolio) | Active Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Passport Overseas Equity Portfolio) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Passport Overseas Equity Portfolio) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Passport Overseas Equity Portfolio) | MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	15.62%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[1],[2]
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Passport Overseas Equity Portfolio) | Class IR
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	18.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.62%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	18.77%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,598
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,598
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	6,157
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,918
Annual Return 2020	rr_AnnualReturn2020	30.55%
Annual Return 2021	rr_AnnualReturn2021	2.39%
Annual Return 2022	rr_AnnualReturn2022	(21.51%)
Annual Return 2023	rr_AnnualReturn2023	12.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.26%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.66%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past One Year	rr_AverageAnnualReturnYear01	12.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Passport Overseas Equity Portfolio) | Class IR | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	11.74%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[4]
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Passport Overseas Equity Portfolio) | Class IR | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	8.18%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Emerging Markets Leaders Portfolio (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class IR shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem Class IR shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Adviser and the Fund’s “Sub-Adviser,” Morgan Stanley Investment Management Company (“MSIM Company”), seek to achieve the Fund’s investment objective by investing primarily in equity securities of companies located in emerging market countries.
The Adviser and/or Sub-Adviser generally use a fundamental bottom-up stock selection process informed by macro thematic research on overall emerging markets. The Adviser and/or Sub-Adviser will employ this consistent and targeted approach seeking companies they expect to become leading companies in emerging markets as well as developed country domiciled companies where a large portion of the companies’ growth is taking place in emerging market countries. The Adviser and/or Sub-Adviser seek to construct a focused portfolio of equity securities designed to take advantage of thematic opportunities in emerging markets by seeking to invest in companies that they believe have the potential to outperform emerging markets generally over the long-term.
The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser deem to be materially important environmental and/or social issues facing a company. The investment process excludes holdings in tobacco companies.
Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified upon 60 days’ notice in writing of any changes. The Adviser and/or Sub-Adviser generally consider selling an investment when they determine the company no longer satisfies their investment criteria.
The equity securities in which the Fund may primarily invest include common and preferred stocks, convertible securities, rights, warrants, depositary receipts, limited partnership interests and other specialty securities having equity features. The Fund may hold or have exposure to equity securities of companies of any size, including small and medium capitalization companies, and to companies in any industry or sector.
For purposes of maintaining exposure of at least 80% of the Fund’s assets to equity securities of companies located in emerging market countries, the Fund may also invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other types of depositary receipts with respect to companies located in emerging market countries.
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, contracts for difference (“CFDs”), structured investments and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the  risks of investing in the Fund by showing changes in the Fund’s  Class IR shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of an index intended to measure broad market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how  the Fund will perform in the future. Updated performance  information is available online at www.morganstanley.com/im  or by calling toll-free 1-800-869-6397.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class IR shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of an index intended to measure broad market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-869-6397
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns*—Calendar Years
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund’s other classes will vary from Class IR shares’ returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

High Quarter	12/31/2023	10.37%
Low Quarter	03/31/2022	-17.31%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the calendar periods ended December 31, 2023)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes  will vary from Class IR shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | Equity Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political conditions and public health conditions. During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities may be subject to heightened risks.

The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | Convertible Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | Foreign and Emerging Market Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political (including geopolitical), economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing  interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, negatively impact the value or liquidity of  the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | Liquidity [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | Derivatives [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivatives transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | Market and Geopolitical Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | Active Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | China Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
China Risk. Investments in securities of Chinese issuers, including A shares, involve risks associated with investments in foreign markets as well as special considerations not typically associated with investments in the U.S. securities markets. For example, the Chinese government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has taken actions that influenced the prices at which certain goods may be sold, encouraged companies to invest or concentrate in particular industries, induced mergers between companies in certain industries and induced private companies to publicly offer their securities. Investments in China involve risk of a total loss due to government action or inaction.

Additionally, the Chinese economy is export-driven and highly reliant on trade. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy and the Fund’s investments. Moreover, a slowdown in other significant economies of the world, such as the United States, the European Union and certain Asian countries, may adversely affect economic growth in China. An economic downturn in China would adversely impact the Fund’s investments. In addition, certain securities are, or may in the future, become restricted, and/or sanctioned by the U.S. government or other governments and the Fund may be forced to sell such restricted securities and incur a loss as a result.

These and other developments, including government actions, may result in significant illiquidity risk or forced disposition for Chinese investments. The Chinese securities markets are emerging markets characterized by a relatively small number of equity issues and relatively low trading volume, resulting in decreased liquidity, greater price volatility (caused by, among other things, military, diplomatic, or trade conflicts), and potentially fewer investment opportunities for the Fund. Ongoing political tension between the People’s Republic of China and the Hong Kong Special Administrative Region may have impacts on the economy of Hong Kong, and these impacts remain uncertain.

Risks of Investing through Stock Connect. The Fund may invest in A-shares listed and traded through Stock Connect, or on such other stock exchanges in China which participate in Stock Connect from time to time or in the future. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. Because certain transactions through Stock Connect may not be subject to certain investor protection programs, the Fund may be exposed to the risks of default of the broker(s) they engage in their trading in China A Shares.

Variable Interest Entities. Chinese operating companies sometimes rely on variable interest entity (“VIE”) structures to raise capital from non-Chinese investors because of Chinese government limitations or prohibitions on direct foreign ownership in certain industries. In a VIE structure, a series of contractual arrangements are entered into between a holding company domiciled outside of China and a Chinese operating company or companies, which are intended to mimic direct ownership in the operating company, but in many cases these arrangements have not been tested in court and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. The offshore holding company, which is not a Chinese operating company, then issues exchange-traded shares that are sold to the public, including non-Chinese investors (such as the Fund). Shares of the offshore entity purchased by the Fund would not be equity ownership interests in the Chinese operating company and the Fund’s interest would be subject to legal, operational and other risks associated with the company’s use of the VIE structure. For example, at any time the Chinese government could determine that the contractual arrangements constituting part of the VIE structure are unenforceable or do not comply with applicable law or regulations, these laws or regulations could change or be interpreted differently in the future, and the Chinese government may with no advance notice otherwise intervene in or exert influence over VIE structures or the related Chinese operating companies. If any of these or similar risks or developments materialize, the Fund’s investment in the offshore entity may suddenly and significantly decline in value or become worthless because of, among other things, difficulty enforcing (or the inability to enforce) the contractual arrangements or materially adverse effects on the Chinese operating company’s performance. In these circumstances, the Fund could experience significant losses with no recourse available. From time to time, the Fund’s investments in U.S.-listed shell companies relying on VIE structures to consolidate China-based operations could be significant.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | Small and Mid Cap Companies [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | India Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
India Risk. To the extent that the Fund invests a substantial portion of its assets in Indian issuers, the value of the Fund’s assets may be adversely affected by political, economic, social and religious factors impacting Indian businesses and the Indian economy, changes in Indian law or regulations and the status of India’s relations with other countries. Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies and the Fund, market conditions, and prices and yields of securities in the Fund’s portfolio. To the extent the Fund invests a significant portion of its assets in Indian businesses and the Indian economy, factors that have an adverse impact on Indian businesses and the Indian economy may have a disproportionate impact on the Fund’s performance.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | Risk Nondiversified Status [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification. The Fund is non-diversified, which means that the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a single issuer or portfolio investment than a diversified portfolio and a decline in the value of that issuer’s securities or that portfolio investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | MSCI Emerging Markets Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	9.83%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.53%)	[5],[6]
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | Class IR
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	29.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	29.98%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	28.98%	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,878
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,565
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,203
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	4,878
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	7,565
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 10,203
Annual Return 2022	rr_AnnualReturn2022	(33.47%)
Annual Return 2023	rr_AnnualReturn2023	12.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.37%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.31%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Past One Year	rr_AverageAnnualReturnYear01	12.29%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.39%)
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | Class IR | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	12.29%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.40%)	[8]
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Leaders Portfolio) | Class IR | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	7.28%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.01%)
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Emerging Markets Portfolio (the “Fund”) seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class IR shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase Class IR shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective April 28, 2023.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Adviser and the Fund’s “Sub-Adviser,” Morgan Stanley Investment Management Company (“MSIM Company”), seek to maximize returns by investing primarily in quality growth-oriented equity securities in emerging markets.
The Adviser’s and/or Sub-Adviser’s investment approach combines top-down country and thematic allocation with bottom-up stock selection. The Adviser and/or Sub-Adviser allocate the Fund’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. To manage risk, the Adviser and/or Sub-Adviser emphasize macroeconomic and fundamental research.
The investment process integrates information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser believe that monitoring ESG helps build a more complete picture of the opportunities and risks facing companies, and seeks to engage directly with company management to gain insights on how each company addresses material ESG issues and how these may affect long-term financial performance.
Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified upon 60 days’ notice in writing of any changes. The Adviser and/or Sub-Adviser generally consider selling an investment when they determine the company no longer satisfies their investment criteria.
The Fund may, but it is not required to, use derivatives and similar instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and other similar instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the  risks of investing in the Fund by showing changes in the Fund’s  Class IR shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of an index intended to measure broad market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how  the Fund will perform in the future. Updated performance  information is available online at www.morganstanley.com/im  or by calling toll-free 1-800-869-6397.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class IR shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of an index intended to measure broad market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-869-6397
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund’s other classes will vary from Class IR shares’ returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

High Quarter	06/30/20	19.87%
Low Quarter	03/31/20	-26.69%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the calendar periods ended December 31, 2023)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes  will vary from Class IR shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio) | Equity Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political conditions and public health conditions. During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities may be subject to heightened risks.

The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio) | Foreign and Emerging Market Securities [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political (including geopolitical), economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing  interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, negatively impact the value or liquidity of  the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio) | Liquidity [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio) | Derivatives [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivatives transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio) | Market and Geopolitical Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio) | Active Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio) | China Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
China Risk. Investments in securities of Chinese issuers, including A shares, involve risks associated with investments in foreign markets as well as special considerations not typically associated with investments in the U.S. securities markets. For example, the Chinese government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has taken actions that influenced the prices at which certain goods may be sold, encouraged companies to invest or concentrate in particular industries, induced mergers between companies in certain industries and induced private companies to publicly offer their securities. Investments in China involve risk of a total loss due to government action or inaction.

Additionally, the Chinese economy is export-driven and highly reliant on trade. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy and the Fund’s investments. Moreover, a slowdown in other significant economies of the world, such as the United States, the European Union and certain Asian countries, may adversely affect economic growth in China. An economic downturn in China would adversely impact the Fund’s investments. In addition, certain securities are, or may in the future, become restricted, and/or sanctioned by the U.S. government or other governments and the Fund may be forced to sell such restricted securities and incur a loss as a result.

These and other developments, including government actions, may result in significant illiquidity risk or forced disposition for Chinese investments. The Chinese securities markets are emerging markets characterized by a relatively small number of equity issues and relatively low trading volume, resulting in decreased liquidity, greater price volatility (caused by, among other things, military, diplomatic, or trade conflicts), and potentially fewer investment opportunities for the Fund. Ongoing political tension between the People’s Republic of China and the Hong Kong Special Administrative Region may have impacts on the economy of Hong Kong, and these impacts remain uncertain.

Risks of Investing through Stock Connect. The Fund may invest in A-shares listed and traded through Stock Connect, or on such other stock exchanges in China which participate in Stock Connect from time to time or in the future. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. Because certain transactions through Stock Connect may not be subject to certain investor protection programs, the Fund may be exposed to the risks of default of the broker(s) they engage in their trading in China A Shares.

Variable Interest Entities. Chinese operating companies sometimes rely on variable interest entity (“VIE”) structures to raise capital from non-Chinese investors because of Chinese government limitations or prohibitions on direct foreign ownership in certain industries. In a VIE structure, a series of contractual arrangements are entered into between a holding company domiciled outside of China and a Chinese operating company or companies, which are intended to mimic direct ownership in the operating company, but in many cases these arrangements have not been tested in court and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. The offshore holding company, which is not a Chinese operating company, then issues exchange-traded shares that are sold to the public, including non-Chinese investors (such as the Fund). Shares of the offshore entity purchased by the Fund would not be equity ownership interests in the Chinese operating company and the Fund’s interest would be subject to legal, operational and other risks associated with the company’s use of the VIE structure. For example, at any time the Chinese government could determine that the contractual arrangements constituting part of the VIE structure are unenforceable or do not comply with applicable law or regulations, these laws or regulations could change or be interpreted differently in the future, and the Chinese government may with no advance notice otherwise intervene in or exert influence over VIE structures or the related Chinese operating companies. If any of these or similar risks or developments materialize, the Fund’s investment in the offshore entity may suddenly and significantly decline in value or become worthless because of, among other things, difficulty enforcing (or the inability to enforce) the contractual arrangements or materially adverse effects on the Chinese operating company’s performance. In these circumstances, the Fund could experience significant losses with no recourse available. From time to time, the Fund’s investments in U.S.-listed shell companies relying on VIE structures to consolidate China-based operations could be significant.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio) | India Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
India Risk. To the extent that the Fund invests a substantial portion of its assets in Indian issuers, the value of the Fund’s assets may be adversely affected by political, economic, social and religious factors impacting Indian businesses and the Indian economy, changes in Indian law or regulations and the status of India’s relations with other countries. Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies and the Fund, market conditions, and prices and yields of securities in the Fund’s portfolio. To the extent the Fund invests a significant portion of its assets in Indian businesses and the Indian economy, factors that have an adverse impact on Indian businesses and the Indian economy may have a disproportionate impact on the Fund’s performance.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio) | Foreign Currency [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Foreign Currency. The Fund’s investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to seek to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio) | MSCI Emerging Markets Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	9.83%	[9]
Past Five Years	rr_AverageAnnualReturnYear05	3.68%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	0.99%	[9],[10]
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio) | Class IR
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[11]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	22.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	22.91%	[12]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	21.96%	[12]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,049
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,164
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	4,049
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	6,712
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 10,164
Annual Return 2019	rr_AnnualReturn2019	19.53%
Annual Return 2020	rr_AnnualReturn2020	14.73%
Annual Return 2021	rr_AnnualReturn2021	3.63%
Annual Return 2022	rr_AnnualReturn2022	(24.98%)
Annual Return 2023	rr_AnnualReturn2023	12.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.69%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past One Year	rr_AverageAnnualReturnYear01	12.18%
Past Five Years	rr_AverageAnnualReturnYear05	3.65%
Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio) | Class IR | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	11.57%	[13]
Past Five Years	rr_AverageAnnualReturnYear05	2.26%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)	[13]
(MSIF - Emerging Markets Equity Portfolios - Class IR) | (Emerging Markets Portfolio) | Class IR | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	7.74%
Past Five Years	rr_AverageAnnualReturnYear05	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	0.73%

[1]
2	The MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[2]
3	Since Inception reflects the inception date of Class IR.

[3]
1	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[4]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[5]
2	The MSCI Emerging Markets Net Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Net Index currently consists of 24 emerging market country indices. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[6]
3	Since Inception reflects the inception date of Class IR.

[7]
1	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[8]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[9]
2	The MSCI Emerging Markets Net Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Index currently consists of 24 emerging market country indices. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[10]
3	Since Inception reflects the inception date of Class IR.

[11]
1	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective April 28, 2023.

[12]
2	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[13]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.